SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) (Details) - item	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Number of customers exceeding threshold	2	2	3
Number of reportable segments	1
USA [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Single customer purchases percent of total revenues	62.00%
Philippines [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Single customer purchases percent of total revenues	17.00%	43.00%	15.00%
Brazil [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Single customer purchases percent of total revenues		14.00%	22.00%
Israel [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Single customer purchases percent of total revenues			12.00%